CONSOLIDATED STATEMENT OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets:
Goodwill	£ 441	£ 441
Intangible assets	2,757	2,618
Property, plant and equipment	43	21
Right-of-use assets	971
Total non-current assets	4,212	3,080
Current assets:
Prepayments and other receivables	2,770	2,463
Current tax receivable	7,396	4,499
Short term investments	7,823	44,919
Cash and cash equivalents	22,934	19,784
Total current assets	40,923	71,665
Total assets	45,135	74,745
Capital and reserves attributable to equity holders:
Share capital	5,266	5,266
Share premium	118,862	118,862
Share-based payment reserve	10,364	7,923
Accumulated loss	(100,627)	(68,633)
Total equity	33,865	63,418
Current liabilities:
Derivative financial instrument	895	2,492
Lease liability	460
Trade and other payables	8,261	7,733
Total current liabilities	9,616	10,225
Non-current liabilities:
Assumed contingent liability	1,103	996
Non-current lease liability	491
Deferred income	60	106
Total non-current liabilities	1,654	1,102
Total equity and liabilities	£ 45,135	£ 74,745